Average Annual Total Returns		4 Months Ended	12 Months Ended	60 Months Ended	103 Months Ended	120 Months Ended	155 Months Ended
		Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024 [6]	Dec. 31, 2024	Dec. 31, 2024 [1]
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			(5.39%)	2.65%		4.28%	4.78%
Performance Inception Date			Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Institutional Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2]		7.12%	3.02%		4.59%	3.67%
Performance Inception Date			Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[3]		(6.30%)	1.65%		3.34%	3.81%
Performance Inception Date			Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[3]		(2.86%)	1.98%		3.26%	3.64%
Performance Inception Date			Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Institutional Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4]		7.05%	2.86%		4.34%	3.35%
Performance Inception Date			Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[5]		(5.50%)	2.55%		4.16%	4.66%
Performance Inception Date			Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Investor Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[2],[5]		7.12%	3.02%		4.59%	3.67%
Performance Inception Date			Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Investor Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[4],[5]		7.05%	2.86%		4.34%	3.35%
Performance Inception Date			Feb. 15, 2012
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent	[1]	(7.76%)
Performance Inception Date		Aug. 30, 2024
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Retail Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[2]	0.05%
Performance Inception Date		Aug. 30, 2024
Seafarer Overseas Growth and Income Fund | Seafarer Overseas Growth and Income Fund | Retail Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[1],[4]	(2.16%)
Performance Inception Date		Aug. 30, 2024
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Institutional Class
Prospectus [Line Items]
Average Annual Return, Percent			(3.34%)	4.48%	6.05%
Performance Inception Date			May 31, 2016
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Institutional Class | After Taxes on Distributions
Prospectus [Line Items]
Average Annual Return, Percent	[7]		(4.58%)	3.51%	4.97%
Performance Inception Date			May 31, 2016
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Institutional Class | After Taxes on Distributions and Sales
Prospectus [Line Items]
Average Annual Return, Percent	[7]		(1.63%)	3.16%	4.36%
Performance Inception Date			May 31, 2016
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Institutional Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8]		7.12%	3.02%	6.62%
Performance Inception Date			May 31, 2016
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Institutional Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9]		7.05%	2.86%	6.60%
Performance Inception Date			May 31, 2016
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Investor Class
Prospectus [Line Items]
Average Annual Return, Percent	[10]		(3.41%)	4.39%	5.94%
Performance Inception Date			May 31, 2016
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Investor Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[8],[10]		7.12%	3.02%	6.62%
Performance Inception Date			May 31, 2016
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Investor Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[9],[10]		7.05%	2.86%	6.60%
Performance Inception Date			May 31, 2016
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Retail Class
Prospectus [Line Items]
Average Annual Return, Percent	[6]	(3.97%)
Performance Inception Date		Aug. 30, 2024
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Retail Class | Bloomberg Emerging Markets Large, Mid, and Small Cap Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6],[8]	0.05%
Performance Inception Date		Aug. 30, 2024
Seafarer Overseas Value Fund | Seafarer Overseas Value Fund | Retail Class | Morningstar Emerging Markets Net Return USD Index (reflects no deductions for fees, expenses, or taxes)
Prospectus [Line Items]
Average Annual Return, Percent	[6],[9]	(2.16%)
Performance Inception Date		Aug. 30, 2024

[1]	Inception date for the Institutional Class and Investor Class is February 15, 2012. Inception date for the Retail Class is August 30, 2024.
[2]	Broad-based securities market index.
[3]	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table. The after-tax return information shown does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
[4]	Additional index.
[5]	After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Investor Class shares and Retail Class shares, respectively, will vary from those shown for Institutional Class shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when buying or selling shares of the Fund.
[6]	Additional index.
[7]	After-tax returns are calculated using the historically highest individual U.S. federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your individual tax situation and may differ from those shown in the table. The after-tax return information shown does not apply to Fund shares held through a tax-qualified account, such as a 401(k) plan or an IRA.
[8]	After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Investor Class shares and Retail Class shares, respectively, will vary from those shown for Institutional Class shares due to varying expenses among the classes. The returns do not include any applicable sales charges that an investor may pay to a broker-dealer or other financial intermediary when buying or selling shares of the Fund.
[9]	Broad-based securities market index.
[10]	After-tax returns are only shown for the Institutional Class shares of the Fund. After-tax returns for the Investor Class shares and Retail Class shares, respectively, will vary from those shown for Institutional Class shares